Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of accrued and other current liabilities
Accrued and other current liabilities as of December 31, 2019 and 2018 were as follows (in thousands):

	As of December 31,
	2019	2018
Accrued expenses	$2,049	$2,853
Warranty liabilities	267	145
Contract liabilities	225	—
Payroll payable	473	818
Accrued bonuses	350	—
Short-term lease liabilities and other	162	83

Total accrued and other current liabilities	$3,526	$3,899

Summary of other long-term liabilities
Other long-term liabilities as of December 31, 2019 and 2018 were as follows (in thousands):

	As of December 31,
	2019	2018
Deferred rent	1,106	1,193
Long-term lease liabilities	295	111

Total accrued and other long-term liabilities	$1,401	$1,304